Form N-1A Supplement	Aug. 19, 2026
U.S. Equities 15% Structured Buffer ETF - May Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference

U.S. Equities 15% Structured Buffer ETF - June Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference

U.S. Equities 15% Structured Buffer ETF - July Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference

U.S. Equities 15% Structured Buffer ETF - August Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference

U.S. Equities 10% Structured Buffer ETF - May Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference

U.S. Equities 10% Structured Buffer ETF - June Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference

U.S. Equities 10% Structured Buffer ETF - July Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference

U.S. Equities 10% Structured Buffer ETF - August Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Equities 15% Structured Buffer ETF – May Series, June Series, July Series and August Series

Corgi U.S. Equities 10% Structured Buffer ETF – May Series, June Series, July Series and August Series

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 29, 2026, as supplemented

August 19, 2026

DISCLOSURE CLARIFICATION — EFFECTIVE IMMEDIATELY

This Supplement provides new and additional information and should be read together with the applicable Prospectus and SAI. Capitalized terms not defined in this Supplement have the meanings assigned to them in those documents.

This Supplement changes only terminology used to state each Fund’s existing non-fundamental investment objective and to describe related investment exposure. It does not change the economic substance of any Fund’s investment objective, principal investment strategies, portfolio holdings or FLEX Options positions; the security underlying those FLEX Options; the Fund’s 80% investment policy; the applicable Cap, Buffer or Outcome Period; the Fund’s fees; or the manner in which the Fund is managed.

1. Defined Term Added to the Prospectus

Effective immediately, the following sentence is added immediately after the list of Funds on the cover page of the Prospectus:

“For purposes of this Prospectus and the related SAI, with respect to the Corgi U.S. Equities 15% Structured Buffer ETFs and the Corgi U.S. Equities 10% Structured Buffer ETFs, the term “Underlying ETF” means the SPDR® S&P 500® ETF Trust, an unaffiliated exchange-traded unit investment trust.”

2. Use of the Defined Term and Removal of Trademark References

Effective immediately, the following conforming changes are made throughout the Prospectus and SAI:

• Except for the defining reference added by Section 1, each reference to the legal name of the exchange-traded unit investment trust identified in Section 1, together with any immediately following parenthetical definition of “Underlying ETF,” is replaced with “Underlying ETF” or “the Underlying ETF,” as the context requires.

• Each reference to the name of the securities index tracked by the Underlying ETF, when used to describe the Underlying ETF, its portfolio securities or a Fund’s indirect market exposure, is replaced, as the context requires, with “the broad-based U.S. large-cap equity index tracked by the Underlying ETF,” “the index tracked by the Underlying ETF” or an equivalent descriptive reference.

• In the “Definitions” paragraph under “Principal Investment Strategies for the Funds,” the defined term that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “U.S. Large-Cap Equity Underlying Funds.”

• The heading that identifies the Underlying ETF by the name of the index it tracks is replaced with “U.S. Large-Cap Equity Underlying ETF.”

• The parenthetical in the principal-risk caption “U.S. Large-Cap Equity Market Risk” is replaced with “(Underlying ETF Exposure).” The text of the risk factor is unchanged.

• The Underlying ETF risk-factor caption that identifies the applicable Funds by the name of the index tracked by the Underlying ETF is replaced with “Underlying ETF Risk (For U.S. Large-Cap Equity Underlying Funds).”

These changes apply to every occurrence of the relevant legal name, index name and related index-based defined terms and captions in the Prospectus and SAI. Accordingly, the only remaining use of the relevant mark is the defining reference added to the Prospectus by Section 1.

3. Investment-Exposure Disclosure Revisions

The following paragraph is added at the end of the “Principal Investment Strategies” section for each Fund in the Fund Summary and to the corresponding disclosure in the “Additional Information About the Funds” section of the Prospectus:

“The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF’s portfolio exposure and do not change the security underlying the Funds’ FLEX Options.”

The first paragraph under the heading “U.S. Large-Cap Equity Underlying ETF,” as renamed by this Supplement, is deleted in its entirety and replaced with the following:

“The Underlying ETF is an exchange-traded unit investment trust whose shares are listed on NYSE Arca. It seeks to track, before expenses, the price and yield performance of a broad-based, market-capitalization-weighted index designed to measure the performance of large-capitalization U.S. equity securities. The Underlying ETF invests in U.S. equity securities, including securities of large-capitalization U.S. companies, and accordingly provides exposure to U.S. equities for purposes of each Fund’s name. Each Fund invests primarily in exchange-listed FLEX Options on shares of the Underlying ETF. As a result of a Fund’s exposure to the Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.”

4. No Sponsorship or Affiliation Disclosure Added to the Prospectus

The following paragraph is added immediately after the replacement paragraph under the heading “U.S. Large-Cap Equity Underlying ETF” in the “Additional Information About the Funds” section of the Prospectus:

“The Funds are not affiliated with the Underlying ETF; its sponsor, trustee, distributor or marketing agent; any index provider; or any of their respective affiliates. Neither the Funds nor their shares are sponsored, endorsed, sold or promoted by any of those persons. None of those persons makes any representation regarding the advisability of investing in the Funds or has any obligation or liability in connection with the operation, marketing, trading or sale of the Funds.”

Except as specifically provided in this Supplement, all other information in the Prospectus and SAI, as previously supplemented, remains unchanged.

Please Keep This Supplement With Your Prospectus and SAI For Future Reference